Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total

Year Ended June 30, 2021
Opening net book amount	1,336	707	250	2,293
Additions	1,427	138	156	1,721
Exchange differences	(75)	89	9	23
Depreciation charge	(735)	(123)	(158)	(1,016)
Closing net book value	1,953	811	257	3,021

As of June 30, 2021
Cost	6,955	2,009	3,505	12,469
Accumulated depreciation	(5,002)	(1,198)	(3,248)	(9,448)
Net book value	1,953	811	257	3,021

Year Ended June 30, 2022
Opening net book amount	1,953	811	257	3,021
Additions	143	3	42	188
Exchange differences	54	(70)	(4)	(20)
Depreciation charge	(942)	(52)	(150)	(1,144)
Closing net book value	1,208	692	145	2,045

As of June 30, 2022
Cost	6,846	1,925	3,379	12,150
Accumulated depreciation	(5,638)	(1,233)	(3,234)	(10,105)
Net book value	1,208	692	145	2,045

Schedule of Right-of-Use Assets

Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2021
Opening net book amount	3,760	4,218	7,978
Additions	395	—	395
Reassessment	2,721	842	3,563
Exchange differences	232	—	232
Depreciation charge	(1,691)	(1,358)	(3,049)
Closing net book value	5,417	3,702	9,119

As of June 30, 2021
Cost	8,665	5,684	14,349
Accumulated depreciation	(3,248)	(1,982)	(5,230)
Net book value	5,417	3,702	9,119

Year Ended June 30, 2022
Opening net book amount	5,417	3,702	9,119
Additions	1,464	—	1,464
Reassessment	97	494	591
Exchange differences	(165)	—	(165)
Depreciation charge	(1,717)	(1,372)	(3,089)
Closing net book value	5,096	2,824	7,920

As of June 30, 2022
Cost	9,957	6,178	16,135
Accumulated depreciation	(4,861)	(3,354)	(8,215)
Net book value	5,096	2,824	7,920

Summary of Lease Liabilities	Lease liabilities
	As of June 30,
	2022	2021
Current	3,186	2,765
Non-current	7,085	8,485
Lease liabilities included in the balance sheet	10,271	11,250

Summary of Intangible Assets

c.Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	1	—	21	22
Amortization charge	—	(102)	—	(1,475)	(1,577)
Closing net book amount	134,453	2,072	427,779	16,242	580,546

As of June 30, 2021
Cost	134,453	3,407	489,698	23,999	651,557
Accumulated amortization	—	(1,335)	—	(7,757)	(9,092)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,072	427,779	16,242	580,546

Year Ended June 30, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions/(Reversals)	—	(450)	—	—	(450)
Exchange differences	—	74	—	1	75
Amortization charge	—	(64)	—	(1,455)	(1,519)
Closing net book amount	134,453	1,632	427,779	14,788	578,652

As of June 30, 2022
Cost	134,453	2,987	489,698	24,000	651,138
Accumulated amortization	—	(1,355)	—	(9,212)	(10,567)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,632	427,779	14,788	578,652

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	June 30, 2022			June 30, 2021
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,823	12,461	23,284	10,764	14,645	25,409
Employee benefits	3,333	62	3,395	4,195	47	4,242
Provision for license agreements	3,750	—	3,750	3,751	2,325	6,076
	17,906	12,523	30,429	18,710	17,017	35,727

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	80,411	71,916
Other temporary differences	7,831	8,248
Total deferred tax assets	88,242	80,164

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	88,242	80,164
Total deferred tax liabilities	88,242	80,164
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	1,449	(2,609)	339	(821)
- directly to equity	(466)	557	—	91
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	(8,742)	425	8,078	(239)
- directly to equity	247	(8)	—	239
As of June 30, 2022	(80,411)	(7,831)	88,242	—

(1)	Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Opening balance(1)	2,500	2,500
Milestone consideration received during the period	—	—
Amount recognized as revenue during the period	—	—
Balance as of the end of the period	2,500	2,500

(1)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2022.